Organization and Description of the Business (Details Narrative) (10K) - USD ($)			3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 19, 2018	Oct. 04, 2017	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2018	Dec. 31, 2018
Number of shares provided in exchange for net assets		31,745,242		2,090,301	2,090,301	2,090,301
Percentage of issued and outstanding common stock diluted basis		90.00%
Promet [Member]
Percentage of issued and outstanding common stock diluted basis		84.00%
CoNCERT Pharmaceuticals, Inc [Member]
Number of shares provided in exchange for net assets	2,090,301
Percentage of issued and outstanding common stock diluted basis		6.00%
Percentage of common stock holdings	5.93%					6.00%
Percentage of royalty	15.00%
Controlling interest, description	Promet's percentage beneficial interest held in us remained at 84%.
CoNCERT Pharmaceuticals, Inc [Member] | Option and License Agreement [Member]
Option exercised in exchange for common stock	$ 8,000,000
CoNCERT Pharmaceuticals, Inc [Member] | Option and License Agreement [Member] | Additional Paid-In Capital [Member]
Value of shares exchanged	$ 8,000,000